Other Liabilities - Summary of Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities, Noncurrent [Abstract]
Taxes payable	$ 1,015	$ 1,411
Other non-current liabilities	$ 1,015	$ 1,411